Convertible Bonds (Details Textual) - Convertible Debt [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2011	Jun. 30, 2011	May 16, 2011	Jan. 31, 2011
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 0	$ 0	$ 18,000,000	$ 4,000,000	$ 10,000,000	$ 4,000,000
Debt Instrument, Number of Shares Convertible, Description	Number of shares convertible = (Principle + 6% conversion interest compounded annually) / Conversion priceIf an IPO occurs on or before the eighteen (18) month anniversary of the closing date of the initial closing, no conversion interest shall be payable for the first 18 months period.
Debt Instrument, Redemption, Description	In the event that an IPO has not been consummated on or prior to the two-year anniversary of the original issue date, the holder of note shall have the right exercisable for a thirty (30) day period following the two-year anniversary of the original issue date to require the Company to redeem with 15% interest rate per annum.
Debt Conversion, Converted Instrument, Shares Issued		10,605
Debt Conversion, Original Debt, Amount		$ 3,400,000
Convertible Debt, Current		$ 19,322,981.28
Master Kingdom Holdings Limited [Member]
Debt Instrument [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%